UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesvill, VA 22911


Form 13F File Number: 28-11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                4/27/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      283,988
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ------ ------ ----
AERCAP HOLDINGS                 COM            N00985106   10,295   819,018 SH       SOLE       N/A      SHARED      0    0
AMSURG CORP                     COM            03232P405   16,793   660,087 SH       SOLE       N/A      SHARED      0    0
AIRCASTLE LIMITED               COM            G0129K104   15,705 1,301,168 SH       SOLE       N/A      SHARED      0    0
AURIZON MINES, LTD              COM            05155P106   11,604 1,650,691 SH       SOLE       N/A      SHARED      0    0
BRIDGEPOINT EDUCATION, INC      COM            10807M105   21,179 1,238,550 SH       SOLE       N/A      SHARED      0    0
CASH AMERICA                    COM            14754D100   13,554   294,338 SH       SOLE       N/A      SHARED      0    0
CORRECTIONS CORP AMERICA        COM            22025Y407   17,168   703,626 SH       SOLE       N/A      SHARED      0    0
DEAN FOODS CO                   COM            242370104   17,897 1,789,743 SH       SOLE       N/A      SHARED      0    0
DHT MARITIME                    COM            Y2065G105   17,377 3,612,765 SH       SOLE       N/A      SHARED      0    0
ENDO PHARMACEUTICALS HLDGS      COM            29264F205   12,814   335,789 SH       SOLE       N/A      SHARED      0    0
FIRST INDUSTRIAL REALTY TRUST   COM            32054K103   11,628   977,953 SH       SOLE       N/A      SHARED      0    0
IAMGOLD CORP.                   COM            450913108   10,234   464,754 SH       SOLE       N/A      SHARED      0    0
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104   23,869   304,800 SH       SOLE       N/A      SHARED      0    0
NICE SYSTEMS, LTD               COM            653656108   11,667   315,830 SH       SOLE       N/A      SHARED      0    0
ORION MARINE GROUP INC          COM            68628V308    5,346   497,791 SH       SOLE       N/A      SHARED      0    0
SERVICE CORP INT'L              COM            817565104   12,148 1,098,409 SH       SOLE       N/A      SHARED      0    0
SMITH & WESSON HOLDINGS CO      COM            831756101    4,865 1,370,388 SH       SOLE       N/A      SHARED      0    0
STERIS CORP                     COM            859152100    9,207   266,554 SH       SOLE       N/A      SHARED      0    0
STEWART ENTERPRISES             COM            860370105   10,472 1,370,691 SH       SOLE       N/A      SHARED      0    0
TELEPHONE & DATA SYSTEMS INC    COM            879433100    2,528    75,000 SH       SOLE       N/A      SHARED      0    0
USEC INC                        COM            90333E108    8,350 1,897,788 SH       SOLE       N/A      SHARED      0    0
WARREN RESOURCES INC            COM            93564A100   19,288 3,774,516 SH       SOLE       N/A      SHARED      0    0


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